SEGMENT INFORMATION - RECONCILIATION OF SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of segment results [line items]
Segment result	¥ (690,745)	$ (105,862)	¥ 1,009,092	¥ 1,068,800
Income tax (expense)/credit	132,645	20,329	(261,128)	(289,766)
Profit/(Loss) for the year	(558,100)	$ (85,533)	747,964	779,034
Eliminations [member]
Disclosure of reconciliation of segment results [line items]
Segment result	0		0	(25,270)
Income tax (expense)/credit	0		0	0
Profit/(Loss) for the year	0		0	(25,270)
The Railway Transportation Business [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(584,770)		1,045,581	1,120,148
Income tax (expense)/credit	130,468		(262,942)	(291,202)
Profit/(Loss) for the year	(454,302)		782,639	828,946
All other segments [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(105,975)		(36,489)	(26,078)
Income tax (expense)/credit	2,177		1,814	1,436
Profit/(Loss) for the year	¥ (103,798)		¥ (34,675)	¥ (24,642)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.